RISKS, UNCERTAINTIES, AND SUBSEQUENT EVENTS (Details) - EBP 025 - Leggett And Platt - Subsequent Event	Apr. 13, 2026 $ / shares shares
EBP, Risk and Uncertainty [Line Items]
Right to receive (in shares) | shares	0.1455
Common stock par value (in dollars per share) | $ / shares	$ 0.01